Property and equipment	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 4 - Property and equipment

As of January 31, 2012 and April 30, 2011, Property and equipment consisted of the following:

Property and Equipment	January 31, 2012	April 30, 2011
Machinery and equipment; including molds & tools	$653,280	$828,441
Computers	13,535	13,535
Furniture and fixtures	3,237	2,537
Office equipments	3,545	3,200
Fire extinguisher	500	500
Intangible assets	63,000	0
Total property and equipment	737,097	848,213
Less: Accumulated Depreciation	447,919	(422,272)
Total property and equipment	$289,178	$425,941

The Company  has spent $63,000 on 30’ and 37’ Designs and $23,111 in developing a 20’ mold during the nine months period ended January 31, 2012. Company has applied for the Trade Mark of the following names HARBOR GUARD BOATS, FIREHAWK, HARBOR GUARD BOATS logo, INTERCEPTOR, DEFENDER, PATROLCAT.